Fixed Assets, Net (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fixed Assets, Net (Details) [Line Items]
Purchase price	$ 2,600,000	¥ 17
Maintenance costs payable	200,000
Depreciation expense	378,554
Operating expenses	27,830,815		$ 12,804,278	$ 10,246,026
Depreciation [Member]
Fixed Assets, Net (Details) [Line Items]
Depreciation expense	147,248
Operating expenses	$ 916,916		$ 40,556